Private Placement (Details) - Interprivate II Acquisition Crop [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement Warrants Member
Private placement warrant price (in Dollars per share) | $ / shares	$ 1.5
Number of private placement warrants agreed to purchase (in Dollars) | $	$ 6,925,000
Exercise of warrants, description	Private Placement Warrants. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share
Early Bird Capital [Member] | Private Placement Warrants Member
Number of private placement warrants agreed to purchase	766,667
Sponsor Member
Number of private placement warrants agreed to purchase	3,850,000
Sponsor Member | Early Bird Capital [Member]
Number of private placement warrants agreed to purchase	4,616,667